Intangible assets, net - Finite-Lived Intangible Assets Amortization Expense (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Amortization	€ 126.0	€ 127.6	€ 135.1
Cost of sales
Finite-Lived Intangible Assets [Line Items]
Amortization	€ 103.8	102.7	105.9
Impairment, Intangible Asset, Statement of Income or Comprehensive Income [Extensible Enumeration]	Cost of sales
R&D costs
Finite-Lived Intangible Assets [Line Items]
Amortization	€ 20.8	19.5	18.2
Impairment, Intangible Asset, Statement of Income or Comprehensive Income [Extensible Enumeration]	Research and Development Expense
SG&A
Finite-Lived Intangible Assets [Line Items]
Amortization	€ 1.4	€ 5.4	€ 11.0
Impairment, Intangible Asset, Statement of Income or Comprehensive Income [Extensible Enumeration]	Selling, General and Administrative Expense